Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill Beginning balance	$ 6,014	$ 5,651
Total intangible assets Beginning balance	4,505	4,264
Goodwill Net additions/ (disposals)		255
Effect of changes in foreign exchange rates	(95)	108
Total intangible assets Net additions/ (disposals)	312	433
Goodwill Ending balance	5,919	6,014
Total goodwill and intangible assets Net additions/ (disposals)	312	688
Total goodwill and intangible assets Beginning balance	10,519	9,915
Amortization expense	(328)	(344)
Effect of changes in foreign exchange rates - Total intangible assets	193	260
Effect of changes in foreign exchange rates	(98)	152
Total goodwill and intangible assets Ending balance	10,310	10,519
Total intangible assets Ending balance	4,391	4,505
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	881	888
Total intangible assets Net additions/ (disposals)	31	6
Amortization expense	(53)	(47)
Effect of changes in foreign exchange rates - Total intangible assets	(25)	34
Total intangible assets Ending balance	834	881
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	643	687
Total intangible assets Net additions/ (disposals)	(4)
Amortization expense	(53)	(56)
Effect of changes in foreign exchange rates - Total intangible assets	(4)	12
Total intangible assets Ending balance	582	643
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,068	1,091
Total intangible assets Net additions/ (disposals)	274	192
Amortization expense	(217)	(235)
Effect of changes in foreign exchange rates - Total intangible assets	(23)	20
Total intangible assets Ending balance	1,102	1,068
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	52	49
Total intangible assets Net additions/ (disposals)	11	7
Amortization expense	(5)	(6)
Effect of changes in foreign exchange rates - Total intangible assets	(10)	2
Total intangible assets Ending balance	48	52
Finite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	2,644	2,715
Total intangible assets Net additions/ (disposals)	312	205
Amortization expense	(328)	(344)
Effect of changes in foreign exchange rates - Total intangible assets	(62)	68
Total intangible assets Ending balance	2,566	2,644
Brand [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	813	761
Effect of changes in foreign exchange rates - Total intangible assets	(22)	52
Total intangible assets Ending balance	791	813
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,048	788
Total intangible assets Net additions/ (disposals)		228
Effect of changes in foreign exchange rates - Total intangible assets	(14)	32
Total intangible assets Ending balance	1,034	1,048
Indefinite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,861	1,549
Total intangible assets Net additions/ (disposals)		228
Effect of changes in foreign exchange rates - Total intangible assets	(36)	84
Total intangible assets Ending balance	$ 1,825	$ 1,861